Prepaid gold sales - Schedule of Changes in Gold Stream Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract liabilities [abstract]
Gold stream obligation, at beginning of period	$ 0
Value of contracts added	500,023
Accretion	38,087
Gold stream obligation, at end of period	538,110
Less current portion	(272,781)	$ 0
Non-current gold stream obligation	$ 265,329	$ 0